Subsequent events - GSK (Details) - GSK € in Millions	1 Months Ended
Feb. 28, 2021 EUR (€) USD ($)
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Number of doses | $	100
Collaboration to jointly develop next generation mRNA vaccines
Disclosure of non-adjusting events after reporting period [line items]
Collaboration agreement amount	€ 150
Upfront payment	75
Milestone payment	€ 75